Stockholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Stockholders Equity (Textual) [Abstract]
Share repurchase authorization	$ 250
Shares repurchased	0	0
Remaining capacity for authorized repurchase shares	$ 250